April 30, 2012

Supplement

SUPPLEMENT DATED MARCH 1, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

The Board of Trustees (the "Board") of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of its series Flexible Income Portfolio (the "Portfolio") and The Universal Institutional Funds, Inc., on behalf of its series Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of UIF Core Plus Fixed Income and shareholders of the Portfolio would become shareholders of UIF Core Plus Fixed Income, receiving shares of UIF Core Plus Fixed Income equal to the value of their holdings in the Portfolio (the "Reorganization"). Each shareholder of the Portfolio would receive the Class of shares of UIF Core Plus Fixed Income that corresponds to the Class of shares of the Portfolio currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Portfolio at a special meeting of shareholders scheduled to be held during the third quarter of 2013. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning UIF Core Plus Fixed Income is expected to be distributed to shareholders of the Portfolio during the second quarter of 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

April 30, 2012

Supplement

SUPPLEMENT DATED MARCH 1, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FOCUS GROWTH PORTFOLIO
THE GROWTH PORTFOLIO
THE MULTI CAP GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

The Board of Trustees (the "Board") of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of each of its series Focus Growth Portfolio, Growth Portfolio and Multi Cap Growth Portfolio (collectively, the "Portfolios"), and The Universal Institutional Funds, Inc., on behalf of its series Growth Portfolio ("UIF Growth"), pursuant to which substantially all of the assets of the Portfolios would be combined with those of UIF Growth and shareholders of the Portfolios would become shareholders of UIF Growth, receiving shares of UIF Growth equal to the value of their holdings in the Portfolios (the "Reorganization"). Each shareholder of the Portfolios would receive the Class of shares of UIF Growth that corresponds to the Class of shares of the Portfolios currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Portfolios at a special meeting of shareholders scheduled to be held during the third quarter of 2013. A proxy statement formally detailing the proposal, the reasons for the Reorganization and information concerning UIF Growth is expected to be distributed to shareholders of the Portfolios during the second quarter of 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.